EQUITY BASED COMPENSATION - Schedule of the Activity Related to Restricted Stock During the Respective Periods (Details) - Restricted Stock - Galaxy Digital Holdings, LP - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Beginning balance (in shares)	281,808	1,643,590	1,925,399
Vested (in shares)	(281,808)	(736,782)	(281,809)
Forfeited (in shares)	0	(625,000)
Ending balance (in shares)	0	281,808	1,643,590
Weighted Average Exercise Price (C$)
Beginning balance (in cad per share)	$ 19.11	$ 10.07	$ 11,390
Vested (in cad per share)	19.11	10.61	19.11
Forfeited (in cad per share)	0	5.35
Ending balance (in cad per shares)	$ 0	$ 19.11	$ 10.07